EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS	EMPLOYEE BENEFIT PLANS
Equitable Financial sponsors the following employee benefit plans:
401(k) Plan
Equitable Financial sponsors the Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for a company contribution, a company matching contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $17 million, $29 million and $19 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Pension Plan
Equitable Financial sponsors the Equitable Retirement Plan (the “ Equitable Financial QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Financial under the Equitable Financial QP was transferred from Equitable Financial to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Financial remains secondarily liable for its obligations under the Equitable Financial QP and would recognize such liability in the event Holdings does not perform.
The Equitable Financial QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2022, 2021 and 2020, (income)/expenses related to the plan were $(25) million, $(12) million and $9 million, respectively.
The following table presents the funded status of the plan:

	December 31,
	2022	2021
	(in millions)
Equitable Retirement Plan
Total plan assets	$1,801	$2,395
Accumulated benefit obligation	$1,614	$2,045

Funded status	111.6%	117.1%
Other Benefit Plans
Equitable Financial also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $22 million, $23 million and $32 million for the years ended December 31, 2022, 2021 and 2020, respectively.